UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Floating Rate Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Floating Rate Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eaton Vance Floating Rate Portfolio	$61	0.59%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the energy equipment and services, professional services, and machinery industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Eaton Vance Floating Rate Portfolio	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,862	$9,964	$9,912
12/15	$9,761	$9,914	$9,808
1/16	$9,680	$10,023	$9,744
2/16	$9,633	$10,094	$9,693
3/16	$9,952	$10,218	$9,960
4/16	$10,188	$10,288	$10,158
5/16	$10,272	$10,296	$10,248
6/16	$10,261	$10,477	$10,250
7/16	$10,393	$10,563	$10,397
8/16	$10,467	$10,575	$10,475
9/16	$10,575	$10,577	$10,566
10/16	$10,672	$10,507	$10,653
11/16	$10,693	$10,271	$10,681
12/16	$10,841	$10,301	$10,805
1/17	$10,912	$10,338	$10,865
2/17	$10,967	$10,418	$10,920
3/17	$11,001	$10,414	$10,928
4/17	$11,047	$10,500	$10,976
5/17	$11,096	$10,581	$11,016
6/17	$11,106	$10,573	$11,011
7/17	$11,167	$10,625	$11,087
8/17	$11,155	$10,717	$11,082
9/17	$11,203	$10,679	$11,126
10/17	$11,265	$10,692	$11,192
11/17	$11,288	$10,676	$11,205
12/17	$11,326	$10,723	$11,250
1/18	$11,427	$10,620	$11,358
2/18	$11,450	$10,519	$11,380
3/18	$11,502	$10,572	$11,412
4/18	$11,554	$10,501	$11,460
5/18	$11,570	$10,559	$11,479
6/18	$11,585	$10,543	$11,492
7/18	$11,679	$10,565	$11,577
8/18	$11,734	$10,618	$11,624
9/18	$11,801	$10,572	$11,704
10/18	$11,807	$10,484	$11,700
11/18	$11,695	$10,531	$11,594
12/18	$11,415	$10,696	$11,299
1/19	$11,673	$10,843	$11,587
2/19	$11,824	$10,855	$11,771
3/19	$11,810	$11,051	$11,751
4/19	$11,978	$11,066	$11,945
5/19	$11,933	$11,236	$11,919
6/19	$11,940	$11,395	$11,948
7/19	$12,027	$11,429	$12,044
8/19	$11,995	$11,687	$12,011
9/19	$12,026	$11,637	$12,067
10/19	$11,974	$11,674	$12,012
11/19	$12,029	$11,672	$12,083
12/19	$12,220	$11,689	$12,276
1/20	$12,278	$11,899	$12,344
2/20	$12,137	$12,077	$12,181
3/20	$10,758	$11,841	$10,674
4/20	$11,129	$12,078	$11,155
5/20	$11,487	$12,191	$11,578
6/20	$11,662	$12,293	$11,710
7/20	$11,824	$12,509	$11,939
8/20	$12,002	$12,437	$12,118
9/20	$12,065	$12,414	$12,194
10/20	$12,088	$12,370	$12,219
11/20	$12,380	$12,531	$12,491
12/20	$12,509	$12,575	$12,659
1/21	$12,645	$12,496	$12,810
2/21	$12,705	$12,334	$12,885
3/21	$12,684	$12,191	$12,885
4/21	$12,736	$12,293	$12,951
5/21	$12,799	$12,340	$13,026
6/21	$12,862	$12,430	$13,074
7/21	$12,854	$12,555	$13,073
8/21	$12,934	$12,547	$13,135
9/21	$12,982	$12,440	$13,219
10/21	$13,002	$12,429	$13,254
11/21	$12,962	$12,444	$13,233
12/21	$13,048	$12,436	$13,318
1/22	$13,053	$12,163	$13,366
2/22	$12,981	$11,998	$13,298
3/22	$12,988	$11,676	$13,304
4/22	$12,952	$11,240	$13,333
5/22	$12,649	$11,302	$12,992
6/22	$12,302	$11,076	$12,710
7/22	$12,595	$11,355	$12,981
8/22	$12,745	$11,060	$13,177
9/22	$12,408	$10,583	$12,877
10/22	$12,538	$10,467	$13,005
11/22	$12,738	$10,857	$13,161
12/22	$12,740	$10,820	$13,215
1/23	$13,089	$11,156	$13,568
2/23	$13,152	$10,882	$13,646
3/23	$13,129	$11,137	$13,642
4/23	$13,265	$11,205	$13,785
5/23	$13,260	$11,089	$13,760
6/23	$13,497	$11,072	$14,071
7/23	$13,675	$11,083	$14,252
8/23	$13,828	$11,016	$14,419
9/23	$13,888	$10,753	$14,558
10/23	$13,840	$10,592	$14,555
11/23	$14,060	$11,068	$14,733
12/23	$14,295	$11,488	$14,976
1/24	$14,383	$11,461	$15,077
2/24	$14,499	$11,323	$15,214
3/24	$14,620	$11,435	$15,343
4/24	$14,687	$11,167	$15,436
5/24	$14,793	$11,352	$15,581
6/24	$14,842	$11,456	$15,635
7/24	$14,949	$11,716	$15,742
8/24	$15,053	$11,889	$15,842
9/24	$15,136	$12,052	$15,955
10/24	$15,255	$11,778	$16,092
11/24	$15,370	$11,902	$16,225
12/24	$15,450	$11,722	$16,317
1/25	$15,530	$11,793	$16,429
2/25	$15,563	$12,037	$16,447
3/25	$15,459	$12,034	$16,395
4/25	$15,429	$12,077	$16,386
5/25	$15,656	$12,015	$16,641
6/25	$15,769	$12,203	$16,775
7/25	$15,845	$12,185	$16,922
8/25	$15,901	$12,331	$16,997
9/25	$16,015	$12,462	$17,072
10/25	$16,053	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Eaton Vance Floating Rate Portfolio	5.23%	5.83%	4.84%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$4,464,644,526
# of Portfolio Holdings	595
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$25,229,861

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Senior Floating-Rate Loans 85.3%
Corporate Bonds 5.4%
Short-Term Investments 4.4%
Asset-Backed Securities 2.4%
Common Stocks 1.6%
Other† 0.9%

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.6%
Asset-Backed Securities	2.4%
Short-Term Investments	4.4%
Corporate Bonds	5.4%
Senior Floating-Rate Loans	85.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.3%
CCC or Lower	4.9%
B	63.5%
BB	23.1%
BBB	4.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

FR Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$129,400	$129,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$1,814

Total	$129,400	$131,214

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$1,814
Eaton Vance(1)	$18,490	$18,490

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.4%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.444%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,013,888
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,258,098
Barings CLO Ltd., Series 2015-1A, Class DR, 6.746%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,505,348
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.096%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,604,874
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,509,636
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,023,320
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	995,287
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.573%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,489,278
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,470,084
Series 2018-1A, Class D, 7.15%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,471,780
Series 2018-1A, Class E, 10.05%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,690,000
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	979,897
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,145
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.866%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,851,449
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,315,216
Series 2017-1A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,231,030
Series 2018-1A, Class D, 7.066%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,006,810
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,746,722
Security	Principal Amount (000's omitted)	Value
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	$3,000	$ 3,020,424
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.594%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,754,370
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.016%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,506,189
Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,970,352
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.766%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,019,750
Series 2015-41A, Class ER, 9.466%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,205,912
Series 2016-42A, Class D1AR, 7.205%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,508,007
Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,732
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.04%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,971,524
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,439,227
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,422,965
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,194,499
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.884%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	856,892
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,503,750
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,003,380
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.666%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	936,109
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,501,905

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.382%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	$1,000	$ 1,004,559
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.215%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	976,351
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.046%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,513,374
Series 2016-1A, Class DR, 10.046%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,818
Voya CLO Ltd.:
Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,272,294
Series 2018-2A, Class E, 9.416%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,419,935
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.646%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,181,629
Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	939,841
Total Asset-Backed Securities (identified cost $106,942,768)		$ 105,785,158

Common Stocks — 1.5%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	2,577	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,135,300
		$ 3,135,300
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 768,623
		$ 768,623
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(4)(5)	138,995	$ 2,331,895
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	17,394,942
		$ 19,726,837
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 586,596
		$ 586,596
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,725,769
		$ 1,725,769
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	883,519
Envision Parent, Inc.(4)(5)	778,264	11,998,107
		$ 12,881,626
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,747,417
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,747,417
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 6,473,425
		$ 6,473,425
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 10,331,724
		$ 10,331,724
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $109,601,492)		$ 68,377,317

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,839,767
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,241,602
		$ 5,081,369
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$1,147	$ 1,150,507
5.75%, 4/20/29(1)	10,875	10,979,096
United Airlines, Inc., 4.375%, 4/15/26(1)	2,640	2,636,198
		$ 14,765,801
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,843,259
		$ 3,843,259
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 691,390
		$ 691,390
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,634,460
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	530,504
		$ 3,164,964
Business Equipment and Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,386,054
4.625%, 6/1/28(1)	9,725	9,524,939
		$ 13,910,993
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,982,637
7.25%, 2/15/33(1)	6,250	6,226,433
		$ 15,209,070
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,084,205
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$5,550	$ 5,485,675
		$ 7,569,880
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,910,615
		$ 1,910,615
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$4,225	$ 4,602,305
		$ 4,602,305
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$6,500	$ 6,046,435
		$ 6,046,435
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,971,768
		$ 8,971,768
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,737,923
		$ 13,737,923
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,017,843
		$ 1,017,843
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,951,185
		$ 2,951,185
Health Care — 0.3%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,837,643
Medline Borrower LP, 3.875%, 4/1/29(1)	9,800	9,524,928
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150	2,103,791
		$ 13,466,362
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,733,915
		$ 3,733,915

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$1,750	$ 1,814,222
AmWINS Group, Inc., 6.375%, 2/15/29(1)	4,850	4,946,825
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,850,678
		$ 22,611,725
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,787,230
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,647,612
		$ 18,434,842
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,924,124
		$ 2,924,124
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,447,878
		$ 6,447,878
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 10,129,395
		$ 10,129,395
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$9,930	$ 10,444,215
9.00%, 9/30/29(1)	7,100	7,349,885
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,086,505
		$ 25,880,605
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,299,757
		$ 9,299,757
Telecommunications — 0.5%
Altice France SA:
6.50%, 10/15/31(1)	$1,001	$ 955,673
6.50%, 3/15/32(1)	10,570	10,129,587
9.50%, 11/1/29(1)	7,181	7,323,551
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,243,858
		$ 21,652,669
Total Corporate Bonds (identified cost $238,216,627)		$ 238,056,072

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(6)	577,500	$ 28,568,925
Total Exchange-Traded Funds (identified cost $29,045,740)		$ 28,568,925

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
Citybrewing Topco LLC(3)(4)(5)	1,225,519	$ 9,804,152
		$ 9,804,152
Pharmaceuticals — 0.0%
Mallinckrodt PLC(3)(4)(5)	4,570,433,712	$ 0
		$ 0
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,912,209
Series G1(4)	54,480	1,314,330
		$ 3,226,539
Total Preferred Stocks (identified cost $13,526,039)		$ 13,030,691

Senior Floating-Rate Loans — 84.5%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,381,215

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 6.715% - 6.74%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 12/11/31	13,241	$ 13,273,945
Term Loan, 12/11/31(8)	644	645,459
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	6,020	6,053,641
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	6,709	4,057,209
Kaman Corp.:
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	718	720,377
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	7,588	7,618,738
Novaria Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	2,850	2,858,396
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	29,116	29,172,129
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	9,137	9,159,211
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	5,519	5,567,544
		$ 85,507,864
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	5,881	$ 5,914,258
		$ 5,914,258
Airlines — 0.5%
American Airlines, Inc.:
Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	21,793	$ 21,842,745
Term Loan, 7.134%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	1,990	1,999,950
		$ 23,842,695
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	6,875	$ 6,920,822
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		19,300	$ 19,070,812
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		6,334	6,365,931
			$ 32,357,565
Auto Components — 1.6%
Adient U.S. LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		6,376	$ 6,392,545
Autokiniton U.S. Holdings, Inc., Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,710	12,249,652
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,754,831
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,674,719
DexKo Global, Inc.:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,711	1,914,101
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,539	5,078,343
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,772	1,748,457
First Brands Group LLC:
DIP Loan, 6/29/26(10)		450	478,687
Term Loan, 0.00%, 3/30/27(9)		4,775	1,590,075
Lippert Colipper, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		3,333	3,354,104
LTI Holdings, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		16,536	16,655,049
RealTruck Group, Inc.:
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		11,404	10,049,882
Term Loan, 9.079%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,018	6,246,131
			$ 73,186,576
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		10,364	$ 10,369,960
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,138	8,894,856
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,097	2,061,996
			$ 21,326,812

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.8%
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,331	$ 955,771
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,190	27,292,561
Sazerac Co., Inc., Term Loan, 6.58%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		8,225	8,278,956
			$ 36,527,288
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.329%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,126	$ 12,182,784
Grifols Worldwide Operations USA, Inc., Term Loan, 6.065%, (1 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	3,027,381
			$ 15,210,165
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,627,792
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,359,977
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,303	11,364,702
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,324	13,395,931
			$ 32,748,402
Building Products — 0.7%
Cornerstone Building Brands, Inc., Term Loan, 7.382%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,932	$ 5,448,326
CP Iris HoldCo I, Inc.:
Term Loan, 10/27/32(10)		898	893,860
Term Loan, 10/27/32(10)		7,277	7,240,265
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		9,192	8,900,463
MI Windows & Doors LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		8,295	8,318,661
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,480,651
			$ 32,282,226
Capital Markets — 3.1%
Advisor Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		8,521	$ 8,544,441
AllSpring Buyer LLC, Term Loan, 6.762%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		12,539	12,581,576
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Aretec Group, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/9/30	8,522	$ 8,561,912
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28	8,012	8,064,713
Edelman Financial Center LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/7/28	9,875	9,919,969
EIG Management Co. LLC, Term Loan, 8.977%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	3,562	3,562,034
Focus Financial Partners LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 9/15/31	10,838	10,875,912
Franklin Square Holdings LP, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	9,702	9,690,060
Guggenheim Partners LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/26/31	23,980	24,110,310
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	2,635	2,637,946
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	7,911	7,937,071
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30	2,500	2,516,563
NEXUS Buyer LLC, Term Loan, 7/31/31(10)	4,245	4,223,181
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30	9,919	9,966,953
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	6,225	6,262,474
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	8,875	8,930,469
		$ 138,385,584
Chemicals — 2.1%
Charter NEX U.S., Inc., Term Loan, 6.798%, (1 mo. USD Term SOFR + 2.75%), 11/29/30	11,691	$ 11,746,778
Chemours Co., Term Loan, 10/15/32(10)	6,375	6,285,750
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	8,348	8,287,337
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 3/14/30	3,813	3,091,709
INEOS U.S. Finance LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	5,011	4,262,692
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	15,474	13,329,033

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Lonza Group AG, Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,193	$ 9,088,236
Minerals Technologies, Inc., Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,764	4,775,910
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,465	8,400,528
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,282	8,985,528
Tronox Finance LLC, Term Loan, 6.465% - 6.502%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,483	8,269,505
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		5,550	5,534,405
			$ 92,057,411
Commercial Services & Supplies — 3.3%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		6,830	$ 6,881,487
Allied Universal Holdco LLC, Term Loan, 7.315%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		13,692	13,763,362
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		1,915	1,925,861
Belfor Holdings, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		5,712	5,733,208
EnergySolutions LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,442	13,538,385
Foundever Group, Term Loan, 5.65%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,160,282
Foundever Worldwide Corp., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		11,957	5,649,611
Garda World Security Corp., Term Loan, 7.048%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		12,357	12,380,456
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)		1,990	2,009,592
Geosyntec Consultants, Term Loan, 7/31/31(10)		950	952,375
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		16,400	16,428,700
Harsco Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		592	592,358
Heritage-Crystal Clean, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		9,192	9,245,324
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		19,900	20,043,107
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		10,269	10,278,845
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
MV Holding GmbH:
Term Loan, 4.145%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	1,475	$ 1,711,125
Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		5,661	5,689,117
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		7,446	7,442,230
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		5,970	6,003,581
TMF Group Holding BV, Term Loan, 6.684% - 6.701%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,405	6,439,898
			$ 148,868,904
Communications Equipment — 0.1%
Viavi Solutions, Inc., Term Loan, 10/16/32(10)		5,550	$ 5,565,040
			$ 5,565,040
Construction Materials — 0.6%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,363	$ 2,374,941
Quikrete Holdings, Inc.:
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		11,230	11,255,539
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,287
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		11,474	11,501,174
Smyrna Ready Mix Concrete LLC, Term Loan, 6.977%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,197	1,199,985
			$ 26,343,926
Consumer Finance — 0.4%
CPI Holdco B LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		16,216	$ 16,226,560
			$ 16,226,560
Consumer Staples Distribution & Retail — 0.5%
Boots Group Bidco Ltd.:
Term Loan, 5.522%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	6,075	$ 7,069,362
Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		13,325	13,399,953

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,070	$ 3,256,080
			$ 23,725,395
Containers & Packaging — 1.3%
Altium Packaging LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,715	$ 4,541,435
Berlin Packaging LLC, Term Loan, 7.235% - 7.384%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		7,356	7,356,984
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		20,672	20,683,376
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		9,000	8,996,220
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	629,119
Proampac PG Borrower LLC, Term Loan, 7.905% - 8.195%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,826	11,841,143
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	4,800	5,540,798
			$ 59,589,075
Distributors — 0.6%
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	14,275	$ 16,596,325
Phillips Feed Service, Inc., Term Loan, 11.065%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		461	285,458
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,743,784
Winterfell Financing SARL:
Term Loan, 5.454%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	4,050	4,153,677
Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,107,425
			$ 24,886,669
Diversified Consumer Services — 1.4%
Ascend Learning LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		15,124	$ 15,134,554
Belron U.K. Finance PLC, Term Loan, 4.723%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	7,850	9,122,725
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		5,023	5,041,736
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		17,093	$ 17,062,951
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		4,987	4,997,806
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		3,660	3,675,824
Wand NewCo 3, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,050	9,040,337
			$ 64,075,933
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,840,452
			$ 9,840,452
Diversified Telecommunication Services — 0.8%
Altice France SA, Term Loan, 9.36%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,946	$ 4,896,241
Anuvu Holdings 2 LLC, Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,945	164,597
Level 3 Financing, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		10,851	10,850,607
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		7,805	7,775,544
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		7,820	7,791,108
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		2,563	2,513,082
			$ 33,991,179
Electric Utilities — 0.7%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		10,586	$ 10,633,899
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		17,077	16,816,878
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		2,173	2,140,330
			$ 29,591,107
Electrical Equipment — 0.4%
Dynamo Newco II GmbH, Term Loan, 7.363%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		3,094	$ 3,111,153

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment (continued)
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	2,394	$ 2,406,341
WEC U.S. Holdings Ltd., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 1/27/31	10,466	10,502,285
		$ 16,019,779
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	13,616	$ 13,675,444
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	12,556	12,540,243
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	3,183	3,197,576
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	13,353	13,413,363
TTM Technologies, Inc., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 5/30/30	2,052	2,061,975
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	6,438	6,181,632
		$ 51,070,233
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% Cash, 11.00% PIK, 12/31/25(3)	3,986	$ 256,306
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% Cash, 11.00% PIK, 12/31/25(3)	34,416	2,212,967
PG Investment Co. 59 SARL, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/26/31	8,249	8,291,283
		$ 10,760,556
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	489	$ 488,245
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	8,543	7,311,632
Azuria Water Solutions, Inc.:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	17,984	18,105,495
Term Loan, 5/17/28(8)	565	568,748
Construction Partners, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/3/31	4,789	4,803,777
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,975	$ 7,997,450
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,767	13,904,936
			$ 53,180,283
Entertainment — 2.0%
Creative Artists Agency LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,165	$ 9,188,265
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	1,850	2,145,965
EOC Borrower LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		28,499	28,682,663
Playtika Holding Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,249	12,982,114
Pretzel Parent, Inc., Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,254	9,238,463
TKO Worldwide Holdings LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		14,657	14,706,446
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		11,471	11,511,400
			$ 88,455,316
Financial Services — 0.8%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,284	$ 7,298,722
Nuvei Technologies Corp., Term Loan, 11/17/31(10)		1,000	1,002,165
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,529	11,603,829
Synechron, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/3/31		9,388	9,176,892
Walker & Dunlop, Inc., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,716	6,724,645
			$ 35,806,253
Food Products — 0.9%
Del Monte Foods, Inc.:
DIP Loan, 13.648%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		3,179	$ 3,071,971
Term Loan, 0.00%, 8/2/28(9)		873	437,488
Term Loan, 0.00%, 8/2/28(9)		776	388,861
Term Loan, 13.632% - 13.648%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		4,118	3,387,388

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan - Second Lien, 0.00%, 8/2/28(9)		6,167	$ 269,801
Froneri Lux Finco SARL:
Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,620	4,592,716
Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32		7,150	7,154,862
Golden State Food LLC, Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 12/4/31		2,244	2,255,633
Newly Weds Foods, Inc., Term Loan, 6.281%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,277	9,276,750
Nomad Foods U.S. LLC, Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 11/12/29		7,794	7,803,590
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	2,500	3,276,038
			$ 41,915,098
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		11,300	$ 11,333,536
Stonepeak Bayou Holdings LP, Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		8,750	7,918,750
			$ 19,252,286
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		7,557	$ 7,625,832
			$ 7,625,832
Health Care Equipment & Supplies — 0.8%
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		17,169	$ 17,297,693
Journey Personal Care Corp., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		9,166	8,982,745
Medline Borrower LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		10,644	10,660,547
			$ 36,940,985
Health Care Providers & Services — 5.0%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,468	$ 7,468,387
Cano Health LLC, Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,526	1,284,072
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,612	1,533,594
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ceva Sante Animale:
Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	$ 4,312,406
Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,197	6,228,805
Concentra Health Services, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,499	3,512,828
Electron BidCo, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		4,706	4,731,212
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,542	13,611,119
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		9,125	9,174,184
Hanger, Inc.:
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,291	9,327,192
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		1,201	1,205,277
Heartland Dental LLC, Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		11,347	11,385,538
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,728,134
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,415	10,472,180
MDVIP, Inc., Term Loan, 6.752%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		6,540	6,568,487
MED ParentCo LP, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		9,482	9,542,999
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.94%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,137,500
Mehilainen Yhtiot OYJ, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	9,925	11,552,450
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,457	4,992,191
National Mentor Holdings, Inc.:
Term Loan, 7.815% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 3/2/28		13,919	13,555,484
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	379,571
Term Loan - Second Lien, 11.352%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,221,125
Pacific Dental Services LLC, Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		11,352	11,387,550
Phoenix Guarantor, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,440	16,509,041

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,648	$ 9,674,414
Raven Acquisition Holdings LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		15,005	15,026,628
Term Loan, 11/19/31(8)		1,077	1,078,119
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,234	8,425,608
Select Medical Corp., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,684	8,716,941
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,444,225
U.S. Anesthesia Partners, Inc., Term Loan, 8.249%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		4,915	4,926,351
			$ 221,113,612
Health Care Technology — 2.0%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		31,119	$ 31,026,203
Cotiviti Corp.:
Term Loan, 6.884%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,666	10,301,911
Term Loan - Second Lien, 6.884%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		3,000	2,894,055
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		16,808	16,916,484
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		14,722	14,777,078
Project Ruby Ultimate Parent Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,344	11,386,273
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,497	1,323,197
Waystar Technologies, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		1,719	1,721,579
			$ 90,346,780
Hotels, Restaurants & Leisure — 4.4%
1011778 BC Unlimited Liability Co., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		5,761	$ 5,752,615
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	4,250	4,932,246
Caesars Entertainment, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		22,138	21,985,677
Fertitta Entertainment LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		22,142	22,147,734
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV:
Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		24,571	$ 24,503,098
Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 6/4/32		5,337	5,318,827
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	6,650	7,716,977
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,075	2,069,813
Herschend Entertainment Co. LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		4,888	4,917,859
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		12,061	11,457,992
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		10,965	10,992,455
Light & Wonder International, Inc., Term Loan, 6.287%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		8,795	8,833,821
New Bidco AB, Term Loan, 5.782%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	11,694	13,532,101
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		11,661	10,966,634
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		3,990	3,948,030
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		10,238	10,228,490
Turquoise Topco Ltd., Term Loan, 7/31/32(10)		11,275	11,152,835
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		14,590	14,609,186
			$ 195,066,390
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,957	$ 13,496,253
Madison Safety & Flow LLC, Term Loan, 6.468%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,657	1,666,515
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,978	8,781,162
Serta Simmons Bedding LLC:
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,140	2,142,291
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,708	18,575,195

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Somnigroup International, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		11,921	$ 12,002,710
			$ 56,664,126
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		15,614	$ 11,423,260
			$ 11,423,260
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		7,319	$ 7,367,993
Invenergy Thermal Operating I LLC:
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		9,577	9,659,891
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		683	688,719
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		1,496	1,500,443
			$ 19,217,046
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	5,273	$ 5,520,011
Rain Carbon GmbH, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,760,248
			$ 21,280,259
Insurance — 3.8%
Acrisure LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,895	$ 12,903,116
Alera Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		17,525	17,633,743
Alliant Holdings Intermediate LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		22,568	22,572,032
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		8,227	8,246,742
Broadstreet Partners, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		24,229	24,312,692
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		22,147	22,244,424
IMA Financial Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,983	9,019,698
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		11,439	$ 11,470,762
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	9,125	10,559,267
Trucordia Insurance Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		12,820	12,883,798
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,989,801
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,873,191
USI, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,416	3,424,574
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,381	7,393,404
			$ 167,527,244
Interactive Media & Services — 0.8%
Aragorn Parent Corp., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,589	$ 5,629,878
Foundational Education Group, Inc., Term Loan, 8.352%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		5,031	4,624,203
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		25,077	24,481,231
			$ 34,735,312
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		8,876	$ 8,897,860
Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		6,957	6,988,924
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		9,168	9,006,139
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		2,375	2,270,928
Aurora Lux Finco SARL, Term Loan, 9.155%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,280	8,114,400
Endure Digital, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		29,165	22,748,437
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		11,927	11,837,926
Go Daddy Operating Co. LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		11,357	11,352,255
Indy U.S. Bidco LLC, Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	2,600	3,008,908

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Informatica LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		30,952	$ 31,087,792
Iron Mountain, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		3,560	3,567,203
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,083	6,939,174
Nielsen Consumer, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		10,324	10,324,125
Rackspace Finance LLC:
Term Loan, 10.412%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		9,826	10,006,151
Term Loan - Second Lien, 6.912%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		7,252	3,297,475
Sedgwick Claims Management Services, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		21,656	21,675,528
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		2,275	2,293,018
Trio Bidco, Inc.:
Term Loan, 10/29/32(10)		3,348	3,334,028
Term Loan, 10/29/32(10)		352	350,950
Virtusa Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,970	1,950,300
			$ 179,051,521
Leisure Products — 0.8%
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,707	$ 6,662,512
Hayward Industries, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,870	8,907,100
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,709	19,818,474
			$ 35,388,086
Life Sciences Tools & Services — 0.8%
ICON Luxembourg SARL, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,235	$ 5,269,646
Loire Finco Luxembourg SARL:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	5,775	6,706,478
Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,103	1,106,786
Normec 1 BV, Term Loan, 5.107%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,159,445
PRA Health Sciences, Inc., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,304	1,312,976
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		12,721	12,784,919
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Spectris PLC:
Term Loan, 9/30/32(10)	EUR	2,175	$ 2,520,176
Term Loan, 9/30/32(10)		3,550	3,563,312
			$ 34,423,738
Machinery — 4.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		6,720	$ 6,716,011
AI Aqua Merger Sub, Inc., Term Loan, 7.129%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		23,177	23,253,949
Apex Tool Group LLC:
Term Loan, 9.236%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		5,596	4,980,617
Term Loan, 10.086%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		12,569	8,044,429
Term Loan, 4/8/30(10)		232	227,238
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		5,500	5,537,812
Barnes Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		7,463	7,468,731
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(10)	EUR	2,825	2,980,140
BG MS U.S. Holding LLC, Term Loan, 10/22/32(10)		7,200	7,096,536
Clark Equipment Co., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		5,367	5,386,046
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		4,800	4,812,000
Conair Holdings LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,743	12,445,757
CoorsTek, Inc., Term Loan, 10/28/32(10)		7,325	7,306,687
CPM Holdings, Inc., Term Loan, 8.634%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,930	3,922,631
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,808	3,828,610
Delachaux Group SA, Term Loan, 5.316%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,522,829
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		4,900	4,889,516
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,421	4,415,157
Engineered Machinery Holdings, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,440	12,172,054
Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		8,713	8,769,034
Term Loan - Second Lien, 10.263%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,010,000

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
INNIO Group Holding GmbH, Term Loan, 4.754%, (3 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	$ 2,577,841
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,374	11,408,975
Roper Industrial Products Investment Co. LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		9,826	9,868,223
SPX Flow, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		10,445	10,516,646
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	6,550	7,612,635
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		12,774	12,867,387
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	4,600	5,319,873
			$ 200,957,364
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,746	$ 5,742,534
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,235	5,232,767
Emerald X, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,070	2,085,771
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		8,139	8,169,326
Gray Television, Inc., Term Loan, 7.249%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		544	545,510
Hubbard Radio LLC, Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	2,547,356
			$ 24,323,264
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,998,393
Arsenal AIC Parent LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,251	10,296,284
PMHC II, Inc., Term Loan, 8.327%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		4,726	3,690,332
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,698	5,643,768
Zekelman Industries, Inc., Term Loan, 6.265%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,237	5,251,060
			$ 28,879,837
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.7%
Epic Crude Services LP, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		6,333	$ 6,370,864
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,261	7,285,885
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,831	4,839,663
Hilcorp Energy I LP, Term Loan, 6.032%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,811	7,835,198
ITT Holdings LLC, Term Loan, 6.44%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		8,404	8,421,933
Matador Bidco SARL, Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		24,085	24,192,954
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,863	4,905,993
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		2,494	2,502,921
Oxbow Carbon LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,239	5,238,929
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		4,300	4,309,761
			$ 75,904,101
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		9,701	$ 9,746,254
			$ 9,746,254
Pharmaceuticals — 0.9%
Aenova Holding GmbH, Term Loan, 5.032%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,957,628
Amneal Pharmaceuticals LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		5,800	5,855,564
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		6,867	6,836,929
Jazz Financing Lux SARL, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		11,165	11,204,777
Nidda Healthcare Holding AG, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	4,550	5,274,583
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		4,690	4,092,025
Recipharm AB, Term Loan, 5.234%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	1,725	1,992,467
			$ 38,213,973

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 4.2%
AAL Delaware Holdco, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		13,067	$ 13,105,711
Amspec Parent LLC:
Term Loan, 7.405% - 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,119	1,128,323
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		7,262	7,323,090
APFS Staffing Holdings, Inc., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,286	2,909,573
Camelot U.S. Acquisition LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		6,750	6,638,220
Citrin Cooperman Advisors LLC:
Term Loan, 4/1/32(10)		5,000	5,009,375
Term Loan, 4/1/32(10)		303	303,598
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		6,868	6,902,644
Term Loan, 3/31/32(8)		1,593	1,601,010
CoreLogic, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,811	13,832,182
Term Loan - Second Lien, 10.579%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,203,750
Corporation Service Co., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,252	8,227,711
EAB Global, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		10,491	10,089,260
Employbridge Holding Co., Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		11,080	1,892,893
First Advantage Holdings LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		11,437	11,154,698
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	7,184,816
Grant Thornton Advisors LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		6,546	6,534,372
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		12,900	12,951,858
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,965	5,074,585
iSolved, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,098	5,110,507
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,233	15,290,448
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,055	6,831,747
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
PHM Group Holding OYJ, Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	$ 5,666,821
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	4,175	4,848,960
Trans Union LLC:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		6,336	6,340,782
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		19,528	19,534,524
Turbo EMEA Holdings BV, Term Loan, 9/23/32(10)	EUR	1,825	2,110,423
			$ 188,801,881
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,609	$ 5,640,973
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		5,403	5,425,939
Greystar Real Estate Partners LLC, Term Loan, 6.477%, (1 mo. USD Term SOFR + 2.50%), 8/21/30		7,845	7,884,449
Metropolis Technologies, Inc., Term Loan, 11/3/32(10)		9,225	9,155,813
			$ 28,107,174
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		29,261	$ 28,956,099
Hertz Corp.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		4,012	3,338,368
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		790	657,080
Term Loan, 7.736%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		4,924	4,074,792
Kenan Advantage Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		3,960	3,902,481
			$ 40,928,820
Semiconductors & Semiconductor Equipment — 0.4%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		3,669	$ 1,438,172
MaxLinear, Inc., Term Loan, 6.342%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		2,955	2,748,482
MKS Instruments, Inc., Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		11,445	11,484,514
			$ 15,671,168

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 11.0%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		22,028	$ 22,095,359
Astra Acquisition Corp.:
DIP Loan, 4/1/26(10)		725	725,094
Term Loan, 0.00%, 2/25/28(9)		7,342	1,431,773
Term Loan, 0.00%, 10/25/28(9)		10,314	120,831
Term Loan, 0.00%, 10/25/29(9)		15,622	429,616
Term Loan, 4/1/26(10)		303	302,532
Avalara, Inc., Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		8,454	8,481,330
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,485	28,591,928
Boxer Parent Co., Inc., Term Loan - Second Lien, 9.949%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,252,500
Calabrio, Inc., Term Loan, 10/14/32(10)		8,600	8,180,750
Cegid Group SAS:
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,083,834
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,460,601
Cloud Software Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		23,457	23,484,624
Cloudera, Inc.:
Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		18,828	18,128,553
Term Loan - Second Lien, 10.065%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,635,456
Clover Holdings 2 LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,642	11,656,052
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,272	2,348,620
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,949	4,640,540
Dayforce, Inc., Term Loan, 10/7/32(10)		9,800	9,778,979
Delta TopCo, Inc., Term Loan, 6.876%, (1 mo. USD Term SOFR + 2.75%), 11/30/29		12,169	12,049,098
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		3,247	3,260,608
Drake Software LLC, Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		3,724	3,705,790
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		18,441	18,508,390
Epicor Software Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		23,393	23,470,737
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,184	12,048,507
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Gen Digital, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,135	$ 1,135,292
IGT Holding IV AB:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,393,853
Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,953	3,973,083
Marcel LUX IV SARL:
Term Loan, 5.561%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	6,650	7,730,583
Term Loan, 7.13%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		28,040	28,145,180
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,332	27,926,562
Mosel Bidco SE, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,510,320
N-Able International Holdings II LLC, Term Loan, 7.21%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,238	1,242,880
OceanKey (U.S.) II Corp., Term Loan, 7.565%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		2,400	2,392,800
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,847	8,394,437
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,783,688
Open Text Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,859	12,866,760
Polaris Newco LLC:
Term Loan, 6.066%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	6,314	6,727,396
Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,882	2,762,505
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		8,809	8,821,621
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,745	15,730,835
Proofpoint, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,311	4,337,903
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,448	15,434,974
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,980	3,999,422
Rocket Software, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		3,342	3,332,970
Sabre GLBL, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		965	920,248

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,228	$ 2,125,158
Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		303	282,504
Term Loan, 9.065%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		271	252,132
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	5,609,031
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,146	1,996,219
SkillSoft Corp., Term Loan, 9.342%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,117	8,864,091
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	19,302,441
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		34,744	34,779,308
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% Cash, 4.50% PIK, 12/9/29		6,207	6,290,247
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,812	12,387,863
			$ 490,324,408
Specialty Retail — 1.4%
Applegreen Ireland, Term Loan, 7.066%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,165,975
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		5,693	5,700,811
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	152,036
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,747	1,758,787
Great Outdoors Group LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,496	7,505,635
Harbor Freight Tools USA, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,210	15,031,922
Homeserve USA Holding Corp., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		6,365	6,377,029
Les Schwab Tire Centers, Term Loan, 6.465% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		3,238	3,227,774
LIDS Holdings, Inc., Term Loan, 9.631%, (1 mo. USD Term SOFR + 5.50%), 12/14/26		381	378,778
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		6,447	6,467,420
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	6,100	$ 7,100,036
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,736	7,766,151
			$ 62,632,354
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	4,390	$ 1,846,949
			$ 1,846,949
Trading Companies & Distributors — 2.2%
CD&R Hydra Buyer, Inc., Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,945	$ 9,941,183
Core & Main LP, Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		3,636	3,640,072
DXP Enterprises, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,081	7,140,209
Herc Holdings, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		3,250	3,269,971
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		6,935	6,901,983
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,776	4,782,567
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	8,875	10,386,320
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	4,050,796
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,275	3,790,387
QXO, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/30/32		4,500	4,513,185
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		15,999	13,430,582
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,799	13,848,336
Windsor Holdings III LLC, Term Loan, 6.727%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,593	11,602,884
			$ 97,298,475

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	10,075	$ 10,112,151
		$ 10,112,151
Total Senior Floating-Rate Loans (identified cost $3,929,190,104)		$3,773,063,254

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.3%
Affiliated Fund — 4.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	189,108,071	$ 189,108,071
Total Affiliated Fund (identified cost $189,108,071)		$ 189,108,071

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(13)	$5,100	$ 5,021,099
Total U.S. Treasury Obligations (identified cost $5,021,099)		$ 5,021,099
Total Short-Term Investments (identified cost $194,129,170)		$ 194,129,170
Total Investments — 99.0% (identified cost $4,620,651,940)		$4,421,010,587
Less Unfunded Loan Commitments — (0.1)%		$ (6,224,863)
Net Investments — 98.9% (identified cost $4,614,427,077)		$4,414,785,724
Other Assets, Less Liabilities — 1.1%		$ 49,858,802
Net Assets — 100.0%		$4,464,644,526
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $341,737,439 or 7.7% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund (see Note 7).

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $6,342,015. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,353,845	EUR	183,766,698	Standard Chartered Bank	11/4/25	$4,535,149	$ —
USD	28,694,163	EUR	24,442,057	Australia and New Zealand Banking Group Limited	11/28/25	482,893	—
USD	28,713,846	EUR	24,442,057	HSBC Bank USA, N.A.	11/28/25	502,576	—
USD	23,226,813	EUR	19,780,658	HSBC Bank USA, N.A.	11/28/25	395,776	—
USD	34,261,652	EUR	29,184,545	State Street Bank and Trust Company	11/28/25	576,553	—
USD	28,442,968	GBP	21,051,751	HSBC Bank USA, N.A.	11/28/25	785,826	—
USD	212,435,314	EUR	183,766,698	Standard Chartered Bank	12/2/25	282,040	—
USD	6,001,981	EUR	5,083,056	Deutsche Bank AG	12/31/25	123,981	—
USD	5,960,825	EUR	5,055,861	Deutsche Bank AG	12/31/25	114,273	—
USD	5,000,365	EUR	4,235,879	State Street Bank and Trust Company	12/31/25	102,033	—
						$7,901,100	$—
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$87,500	5.00% (pays quarterly)(1)	3.28%	12/20/30	$6,842,038	$(6,496,485)	$345,553
Total	$87,500				$6,842,038	$(6,496,485)	$345,553

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)(1)	5.46%	10/10/29	$23,255	$ —	$23,255
Total		$5,000				$23,255	$ —	$23,255
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $92,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $4,396,273,266)	$4,197,108,728
Affiliated investments, at value (identified cost $218,153,811)	217,676,996
Cash	17,521,054
Deposits for derivatives collateral:
Centrally cleared swap contracts	6,447,582
Forward foreign currency exchange contracts	3,240,000
Foreign currency, at value (identified cost $52,239,207)	51,508,721
Interest receivable	24,256,724
Dividends receivable from affiliated investments	854,932
Receivable for investments sold	126,970,617
Receivable for open forward foreign currency exchange contracts	7,901,100
Receivable for open OTC swap contracts	23,255
Receivable from affiliates	16,030
Trustees' deferred compensation plan	328,950
Prepaid upfront fees on notes payable	335,476
Prepaid expenses	8,285
Other assets	102,720
Total assets	$4,654,301,170
Liabilities
Cash collateral due to brokers	$3,240,000
Payable for investments purchased	183,176,206
Payable for variation margin on open centrally cleared swap contracts	91,085
Payable to affiliates:
Investment adviser fee	1,959,532
Trustees' fees	9,042
Trustees' deferred compensation plan	328,950
Accrued expenses	851,829
Total liabilities	$189,656,644
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$4,464,644,526

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$9,128,287
Interest income	398,147,930
Other income	3,082,188
Total investment income	$410,358,405
Expenses
Investment adviser fee	$25,595,465
Trustees’ fees and expenses	109,301
Custodian fee	1,049,735
Legal and accounting services	196,283
Interest expense and fees	2,461,453
Miscellaneous	215,977
Total expenses	$29,628,214
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$365,604
Total expense reductions	$365,604
Net expenses	$29,262,610
Net investment income	$381,095,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(105,684,603)
Swap contracts	749,953
Foreign currency transactions	(1,383,940)
Forward foreign currency exchange contracts	(3,055,828)
Net realized loss	$(109,374,418)
Change in unrealized appreciation (depreciation):
Investments	$(24,503,102)
Investments - affiliated investments	1,868,593
Swap contracts	368,808
Foreign currency	(1,717,586)
Forward foreign currency exchange contracts	(6,435,489)
Net change in unrealized appreciation (depreciation)	$(30,418,776)
Net realized and unrealized loss	$(139,793,194)
Net increase in net assets from operations	$241,302,601

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$381,095,795	$479,459,514
Net realized loss	(109,374,418)	(189,984,677)
Net change in unrealized appreciation (depreciation)	(30,418,776)	261,416,635
Net increase in net assets from operations	$241,302,601	$550,891,472
Capital transactions:
Contributions	$211,859,678	$313,003,430
Withdrawals	(1,335,648,314)	(1,278,538,434)
Net decrease in net assets from capital transactions	$(1,123,788,636)	$(965,535,004)
Net decrease in net assets	$(882,486,035)	$(414,643,532)
Net Assets
At beginning of year	$5,347,130,561	$5,761,774,093
At end of year	$4,464,644,526	$5,347,130,561

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.59%	0.57%	0.58%	0.54%	0.56%
Net expenses	0.59%(2)	0.57%(2)	0.58%(2)	0.54%(2)	0.56%
Net investment income	7.65%	8.70%	8.21%	4.39%	3.51%
Portfolio Turnover	35%	31%	19%	27%	26%
Total Return	5.23%	10.49%	10.63%	(3.32)%	7.80%
Net assets, end of year (000’s omitted)	$4,464,645	$5,347,131	$5,761,774	$8,101,131	$8,986,782
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fees due to the Portfolio's investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.01% of average daily net assets for the year ended October 31, 2025 and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.3% and 13.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing  party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.5750%
$1 billion but less than $2 billion	0.5250%
$2 billion but less than $5 billion	0.4900%
$5 billion but less than $10 billion	0.4600%
$10 billion but less than $15 billion	0.4350%
$15 billion but less than $20 billion	0.4150%
$20 billion but less than $25 billion	0.4000%
$25 billion and over	0.3900%
For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $25,595,465 or 0.51% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $365,604 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

During year ended October 31, 2025, BMR reimbursed the Portfolio $12,397 for a net realized loss due to a trading error. The amount of the reimbursement had no significant impact on total return.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, and principal repayments on Senior Loans, aggregated $1,694,358,697 and $2,429,447,435, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,620,906,735
Gross unrealized appreciation	$47,796,640
Gross unrealized depreciation	(253,917,651)
Net unrealized depreciation	$(206,121,011)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio's net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$6,842,038(1)	$ —	$6,842,038
Receivable for open forward foreign currency exchange contracts	—	7,901,100	7,901,100
Receivable for open OTC swap contracts	23,255	—	23,255
Total Asset Derivatives	$6,865,293	$7,901,100	$14,766,393
Derivatives not subject to master netting or similar agreements	$6,842,038	$ —	$6,842,038
Total Asset Derivatives subject to master netting or similar agreements	$23,255	$7,901,100	$7,924,355
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
The Portfolio's derivative assets at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$482,893	$ —	$ —	$(330,000)	$152,893
Deutsche Bank AG	238,254	—	—	—	238,254
Goldman Sachs International	23,255	—	—	—	23,255
HSBC Bank USA, N.A.	1,684,178	—	(1,504,086)	—	180,092
Standard Chartered Bank	4,817,189	—	(1,436,230)	(2,370,000)	1,010,959
State Street Bank and Trust Company	678,586	—	—	(540,000)	138,586
	$7,924,355	$—	$(2,940,316)	$(3,240,000)	$1,744,039
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$749,953	$ —	$749,953
Forward foreign currency exchange contracts	—	(3,055,828)	(3,055,828)
Total	$749,953	$(3,055,828)	$(2,305,875)
Change in unrealized appreciation (depreciation):
Swap contracts	$368,808	$ —	$368,808
Forward foreign currency exchange contracts	—	(6,435,489)	(6,435,489)
Total	$368,808	$(6,435,489)	$(6,066,681)
The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$787,463,000	$18,846,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Credit Facility
The Portfolio participates with another portfolio and fund managed by BMR and its affiliates in a $500 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 2, 2026. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,003,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2025 is $335,476 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. For the year ended October 31, 2025, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $10,410,959 and 7.50%, respectively.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $217,676,996, which represents 4.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC	$ —	$ —	$ —	$ —	$ —	$ —(1)	$ —	—(1)
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	29,045,740	—	—	(476,815)	28,568,925	1,349,854	577,500
Short-Term Investments
Liquidity Fund	212,728,697	1,631,460,870	(1,655,081,496)	—	—	189,108,071	7,778,433	189,108,071
Total				$ —	$(476,815)	$217,676,996	$9,128,287
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of October 31, 2025.
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 105,785,158	$ —	$ 105,785,158
Common Stocks	586,596	50,395,779	17,394,942	68,377,317
Corporate Bonds	—	238,056,072	—	238,056,072
Exchange-Traded Funds	28,568,925	—	—	28,568,925
Preferred Stocks	—	3,226,539	9,804,152	13,030,691
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,759,861,854	6,976,537	3,766,838,391
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	189,108,071	—	—	189,108,071
U.S. Treasury Obligations	—	5,021,099	—	5,021,099
Total Investments	$218,263,592	$4,162,346,501	$34,175,631	$4,414,785,724

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 7,901,100	$ —	$ 7,901,100
Swap Contracts	—	6,865,293	—	6,865,293
Total	$218,263,592	$4,177,112,894	$34,175,631	$4,429,552,117
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code. A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.

Eaton Vance
Floating Rate Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Floating-Rate Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EVBLX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025